Goodwill and Other Intangible Assets - Indefinite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Trade names		$ 7,029	$ 7,029
Trade names [Member]
Indefinite-lived Intangible Assets [Line Items]
Trade names	$ 7,029	$ 7,029